STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)		1 Months Ended		2 Months Ended	3 Months Ended		5 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Oct. 08, 2021	Oct. 29, 2021	Sep. 30, 2020	Feb. 28, 2021	Sep. 30, 2021	Sep. 30, 2020	May 31, 2021	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Mar. 31, 2021	Jan. 31, 2021
Class of Stock [Line Items]
Common stock, shares authorized (in shares)					100,000,000				100,000,000	100,000,000	100,000,000
Common stock, par value (in dollars per share)					$ 0.00001				$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized (in shares)					5,000,000				5,000,000	5,000,000	5,000,000
Preferred stock, par value (in dollars per share)					$ 0.00001				$ 0.00001	$ 0.00001	$ 0.00001
Cash proceeds										$ 75,000
Net proceeds								$ 0	$ 735,000
Other expense								60,963	$ 14,256,318
Warrant [Member]
Class of Stock [Line Items]
Estimated life									5 years
Common Stock Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 1.03				$ 1.03	$ 0.004	$ 0.004
Other expense					$ 151,720	$ 67,574		$ 67,574	$ 13,274,861
Common Stock Warrants [Member] | Company Founders [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Term												10 years
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 0.98
Common Stock [Member]
Class of Stock [Line Items]
Common stock shares sold			1,625,000
Cash proceeds			$ 10,833
Offering shares			312,500
Cash investments										$ 2,000,000	$ 2,000,000
Diluted common stock											$ 5,000,000
Prepaid expenses													$ 53,500
Common Stock [Member] | One Financial Broker [Member] | Series A Preferred Stock Offering [Member]
Class of Stock [Line Items]
Offering shares				79,750
Common Stock [Member] | One Financial Broker [Member] | Series B Preferred Stock Offering [Member]
Class of Stock [Line Items]
Offering shares							123,296
Common Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock shares sold	3,025,000	226,875
Net proceeds	$ 15,000,000	$ 1,100,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value (in dollars per share)					$ 0.00001				$ 0.00001	$ 0.00001	$ 0.00001
Offering shares				415,287
Converted preferred stock					424,269				424,269				351,832
Gross proceeds				$ 2,669,978
Payments of Stock Issuance Costs				$ 205,470					$ 205,470
Common Stock Warrants [Member] | One Financial Broker [Member] | Series A Preferred Stock Offering [Member]
Class of Stock [Line Items]
Offering shares				79,775
Warrants and Rights Outstanding, Term				5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 2.57
Common Stock Warrants [Member] | One Financial Broker [Member] | Series B Preferred Stock Offering [Member]
Class of Stock [Line Items]
Offering shares							197,277
Warrants and Rights Outstanding, Term				5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 3.80
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value (in dollars per share)					$ 0.00001				$ 0.00001	$ 0.00001	$ 0.00001
Offering shares							1,105,827
Gross proceeds							$ 10,505,357
Payments of Stock Issuance Costs							$ 890,026		$ 890,026